Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Abstract]
Accounts payable to third party suppliers	$ 3,286,866	$ 3,132,613
Total accounts payable	$ 3,286,866	$ 3,132,613